REVENUE - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 42,650	$ 23,557	$ 80,303	$ 37,051	$ 93,194	$ 65,796
Travel Marketplace
Disaggregation of Revenue [Line Items]
Revenue	42,397	23,467	79,758	36,617	92,038	65,057
SAAS Platform
Disaggregation of Revenue [Line Items]
Revenue	$ 253	$ 90	$ 545	$ 434	$ 1,156	$ 739